Other operating income (Tables)	12 Months Ended
Dec. 31, 2024
Other operating income
Summary of analysis of the group's other operating income

	2024	2023	2022
	£ 000	£ 000	£ 000
Rolls Royce settlement	27,919	—	—
R&D tax relief	8,623	1,370	4,496
Government grants	6,870	2,956	1,415
	43,412	4,326	5,911